Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2015
Consolidated Assets And Liabilities Of Variable Interest Entities [Table Text Block]

AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
December 31, 2015

	Registrant Subsidiaries						Other Consolidated VIEs
	SWEPCo Sabine	I&M DCC Fuel	OPCo Ohio Phase-in- Recovery Funding		APCo Appalachian Consumer Rate Relief Funding		AEP Credit	TCC Transition Funding		Protected Cell of EIS	Transource Energy
	(in millions)
ASSETS
Current Assets	$61.7	$91.1	$31.2		$18.5		$925.7	$234.1		$165.3	$10.8
Net Property, Plant and Equipment	147.0	159.9	—		—		—	—		—	227.2
Other Noncurrent Assets	61.8	84.6	162.0	(a)	332.0	(b)	6.4	1,365.7	(c)	1.9	5.5
Total Assets	$270.5	$335.6	$193.2		$350.5		$932.1	$1,599.8		$167.2	$243.5

LIABILITIES AND EQUITY
Current Liabilities	$47.7	$84.8	$47.3		$27.1		$855.1	$291.7		$41.8	$36.6
Noncurrent Liabilities	222.3	250.8	144.6		321.5		0.3	1,290.0		83.9	113.0
Equity	0.5	—	1.3		1.9		76.7	18.1		41.5	93.9
Total Liabilities and Equity	$270.5	$335.6	$193.2		$350.5		$932.1	$1,599.8		$167.2	$243.5

(a)	Includes an intercompany item eliminated in consolidation of $76 million.

(b)	Includes an intercompany item eliminated in consolidation of $4 million.

(c)	Includes an intercompany item eliminated in consolidation of $68 million.

AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
December 31, 2014

	Registrant Subsidiaries						Other Consolidated VIEs
	SWEPCo Sabine	I&M DCC Fuel	OPCo Ohio Phase-in- Recovery Funding		APCo Appalachian Consumer Rate Relief		AEP Credit	TCC Transition Funding		Protected Cell of EIS	Transource Energy
	(in millions)
ASSETS
Current Assets	$68.0	$97.4	$32.7		$18.1		$979.9	$238.5		$149.0	$2.4
Net Property, Plant and Equipment	145.5	158.1	—		—		—	—		—	98.0
Other Noncurrent Assets	51.1	79.7	207.3	(a)	354.4	(b)	0.5	1,641.5	(c)	1.9	3.7
Total Assets	$264.6	$335.2	$240.0		$372.5		$980.4	$1,880.0		$150.9	$104.1

LIABILITIES AND EQUITY
Current Liabilities	$36.3	$86.0	$47.1		$26.8		$894.5	$321.5		$44.3	$20.8
Noncurrent Liabilities	227.9	249.2	191.6		343.8		0.3	1,540.4		61.4	54.7
Equity	0.4	—	1.3		1.9		85.6	18.1		45.2	28.6
Total Liabilities and Equity	$264.6	$335.2	$240.0		$372.5		$980.4	$1,880.0		$150.9	$104.1

(a)	Includes an intercompany item eliminated in consolidation of $97 million.

(b)	Includes an intercompany item eliminated in consolidation of $4 million.

(c)	Includes an intercompany item eliminated in consolidation of $75 million.

Appalachian Power Co [Member] | Billings from AEP Service Corporation [Member]
Billings from Significant Variable Interest

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$227.5	$216.5	$174.4
I&M	139.5	133.2	119.3
OPCo	177.8	169.0	255.5
PSO	107.3	101.4	86.0
SWEPCo	141.4	140.3	125.4

Appalachian Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Carrying Amount and Classification of Variable Interest in Accounts Payable [Text Block]

	December 31,
	2015		2014
Company	As Reported on the Balance Sheet	Maximum Exposure	As Reported on the Balance Sheet	Maximum Exposure
	(in millions)
APCo	$25.8	$25.8	$30.7	$30.7
I&M	16.6	16.6	22.5	22.5
OPCo	23.3	23.3	24.7	24.7
PSO	12.6	12.6	15.3	15.3
SWEPCo	16.4	16.4	20.8	20.8

Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member]
Consolidated Assets And Liabilities Of Variable Interest Entities [Table Text Block]

AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
December 31, 2015

	Registrant Subsidiaries						Other Consolidated VIEs
	SWEPCo Sabine	I&M DCC Fuel	OPCo Ohio Phase-in- Recovery Funding		APCo Appalachian Consumer Rate Relief Funding		AEP Credit	TCC Transition Funding		Protected Cell of EIS	Transource Energy
	(in millions)
ASSETS
Current Assets	$61.7	$91.1	$31.2		$18.5		$925.7	$234.1		$165.3	$10.8
Net Property, Plant and Equipment	147.0	159.9	—		—		—	—		—	227.2
Other Noncurrent Assets	61.8	84.6	162.0	(a)	332.0	(b)	6.4	1,365.7	(c)	1.9	5.5
Total Assets	$270.5	$335.6	$193.2		$350.5		$932.1	$1,599.8		$167.2	$243.5

LIABILITIES AND EQUITY
Current Liabilities	$47.7	$84.8	$47.3		$27.1		$855.1	$291.7		$41.8	$36.6
Noncurrent Liabilities	222.3	250.8	144.6		321.5		0.3	1,290.0		83.9	113.0
Equity	0.5	—	1.3		1.9		76.7	18.1		41.5	93.9
Total Liabilities and Equity	$270.5	$335.6	$193.2		$350.5		$932.1	$1,599.8		$167.2	$243.5

(a)	Includes an intercompany item eliminated in consolidation of $76 million.

(b)	Includes an intercompany item eliminated in consolidation of $4 million.

(c)	Includes an intercompany item eliminated in consolidation of $68 million.

AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
December 31, 2014

	Registrant Subsidiaries						Other Consolidated VIEs
	SWEPCo Sabine	I&M DCC Fuel	OPCo Ohio Phase-in- Recovery Funding		APCo Appalachian Consumer Rate Relief		AEP Credit	TCC Transition Funding		Protected Cell of EIS	Transource Energy
	(in millions)
ASSETS
Current Assets	$68.0	$97.4	$32.7		$18.1		$979.9	$238.5		$149.0	$2.4
Net Property, Plant and Equipment	145.5	158.1	—		—		—	—		—	98.0
Other Noncurrent Assets	51.1	79.7	207.3	(a)	354.4	(b)	0.5	1,641.5	(c)	1.9	3.7
Total Assets	$264.6	$335.2	$240.0		$372.5		$980.4	$1,880.0		$150.9	$104.1

LIABILITIES AND EQUITY
Current Liabilities	$36.3	$86.0	$47.1		$26.8		$894.5	$321.5		$44.3	$20.8
Noncurrent Liabilities	227.9	249.2	191.6		343.8		0.3	1,540.4		61.4	54.7
Equity	0.4	—	1.3		1.9		85.6	18.1		45.2	28.6
Total Liabilities and Equity	$264.6	$335.2	$240.0		$372.5		$980.4	$1,880.0		$150.9	$104.1

(a)	Includes an intercompany item eliminated in consolidation of $97 million.

(b)	Includes an intercompany item eliminated in consolidation of $4 million.

(c)	Includes an intercompany item eliminated in consolidation of $75 million.

Indiana Michigan Power Co [Member] | Billings from AEP Service Corporation [Member]
Billings from Significant Variable Interest

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$227.5	$216.5	$174.4
I&M	139.5	133.2	119.3
OPCo	177.8	169.0	255.5
PSO	107.3	101.4	86.0
SWEPCo	141.4	140.3	125.4

Indiana Michigan Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Carrying Amount and Classification of Variable Interest in Accounts Payable [Text Block]

	December 31,
	2015		2014
Company	As Reported on the Balance Sheet	Maximum Exposure	As Reported on the Balance Sheet	Maximum Exposure
	(in millions)
APCo	$25.8	$25.8	$30.7	$30.7
I&M	16.6	16.6	22.5	22.5
OPCo	23.3	23.3	24.7	24.7
PSO	12.6	12.6	15.3	15.3
SWEPCo	16.4	16.4	20.8	20.8

Indiana Michigan Power Co [Member] | DCC Fuel [Member]
Consolidated Assets And Liabilities Of Variable Interest Entities [Table Text Block]

AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
December 31, 2015

	Registrant Subsidiaries						Other Consolidated VIEs
	SWEPCo Sabine	I&M DCC Fuel	OPCo Ohio Phase-in- Recovery Funding		APCo Appalachian Consumer Rate Relief Funding		AEP Credit	TCC Transition Funding		Protected Cell of EIS	Transource Energy
	(in millions)
ASSETS
Current Assets	$61.7	$91.1	$31.2		$18.5		$925.7	$234.1		$165.3	$10.8
Net Property, Plant and Equipment	147.0	159.9	—		—		—	—		—	227.2
Other Noncurrent Assets	61.8	84.6	162.0	(a)	332.0	(b)	6.4	1,365.7	(c)	1.9	5.5
Total Assets	$270.5	$335.6	$193.2		$350.5		$932.1	$1,599.8		$167.2	$243.5

LIABILITIES AND EQUITY
Current Liabilities	$47.7	$84.8	$47.3		$27.1		$855.1	$291.7		$41.8	$36.6
Noncurrent Liabilities	222.3	250.8	144.6		321.5		0.3	1,290.0		83.9	113.0
Equity	0.5	—	1.3		1.9		76.7	18.1		41.5	93.9
Total Liabilities and Equity	$270.5	$335.6	$193.2		$350.5		$932.1	$1,599.8		$167.2	$243.5

(a)	Includes an intercompany item eliminated in consolidation of $76 million.

(b)	Includes an intercompany item eliminated in consolidation of $4 million.

(c)	Includes an intercompany item eliminated in consolidation of $68 million.

AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
December 31, 2014

	Registrant Subsidiaries						Other Consolidated VIEs
	SWEPCo Sabine	I&M DCC Fuel	OPCo Ohio Phase-in- Recovery Funding		APCo Appalachian Consumer Rate Relief		AEP Credit	TCC Transition Funding		Protected Cell of EIS	Transource Energy
	(in millions)
ASSETS
Current Assets	$68.0	$97.4	$32.7		$18.1		$979.9	$238.5		$149.0	$2.4
Net Property, Plant and Equipment	145.5	158.1	—		—		—	—		—	98.0
Other Noncurrent Assets	51.1	79.7	207.3	(a)	354.4	(b)	0.5	1,641.5	(c)	1.9	3.7
Total Assets	$264.6	$335.2	$240.0		$372.5		$980.4	$1,880.0		$150.9	$104.1

LIABILITIES AND EQUITY
Current Liabilities	$36.3	$86.0	$47.1		$26.8		$894.5	$321.5		$44.3	$20.8
Noncurrent Liabilities	227.9	249.2	191.6		343.8		0.3	1,540.4		61.4	54.7
Equity	0.4	—	1.3		1.9		85.6	18.1		45.2	28.6
Total Liabilities and Equity	$264.6	$335.2	$240.0		$372.5		$980.4	$1,880.0		$150.9	$104.1

(a)	Includes an intercompany item eliminated in consolidation of $97 million.

(b)	Includes an intercompany item eliminated in consolidation of $4 million.

(c)	Includes an intercompany item eliminated in consolidation of $75 million.

Ohio Power Co [Member] | Billings from AEP Service Corporation [Member]
Billings from Significant Variable Interest

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$227.5	$216.5	$174.4
I&M	139.5	133.2	119.3
OPCo	177.8	169.0	255.5
PSO	107.3	101.4	86.0
SWEPCo	141.4	140.3	125.4

Ohio Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Carrying Amount and Classification of Variable Interest in Accounts Payable [Text Block]

	December 31,
	2015		2014
Company	As Reported on the Balance Sheet	Maximum Exposure	As Reported on the Balance Sheet	Maximum Exposure
	(in millions)
APCo	$25.8	$25.8	$30.7	$30.7
I&M	16.6	16.6	22.5	22.5
OPCo	23.3	23.3	24.7	24.7
PSO	12.6	12.6	15.3	15.3
SWEPCo	16.4	16.4	20.8	20.8

Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member]
Consolidated Assets And Liabilities Of Variable Interest Entities [Table Text Block]

AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
December 31, 2015

	Registrant Subsidiaries						Other Consolidated VIEs
	SWEPCo Sabine	I&M DCC Fuel	OPCo Ohio Phase-in- Recovery Funding		APCo Appalachian Consumer Rate Relief Funding		AEP Credit	TCC Transition Funding		Protected Cell of EIS	Transource Energy
	(in millions)
ASSETS
Current Assets	$61.7	$91.1	$31.2		$18.5		$925.7	$234.1		$165.3	$10.8
Net Property, Plant and Equipment	147.0	159.9	—		—		—	—		—	227.2
Other Noncurrent Assets	61.8	84.6	162.0	(a)	332.0	(b)	6.4	1,365.7	(c)	1.9	5.5
Total Assets	$270.5	$335.6	$193.2		$350.5		$932.1	$1,599.8		$167.2	$243.5

LIABILITIES AND EQUITY
Current Liabilities	$47.7	$84.8	$47.3		$27.1		$855.1	$291.7		$41.8	$36.6
Noncurrent Liabilities	222.3	250.8	144.6		321.5		0.3	1,290.0		83.9	113.0
Equity	0.5	—	1.3		1.9		76.7	18.1		41.5	93.9
Total Liabilities and Equity	$270.5	$335.6	$193.2		$350.5		$932.1	$1,599.8		$167.2	$243.5

(a)	Includes an intercompany item eliminated in consolidation of $76 million.

(b)	Includes an intercompany item eliminated in consolidation of $4 million.

(c)	Includes an intercompany item eliminated in consolidation of $68 million.

AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
December 31, 2014

	Registrant Subsidiaries						Other Consolidated VIEs
	SWEPCo Sabine	I&M DCC Fuel	OPCo Ohio Phase-in- Recovery Funding		APCo Appalachian Consumer Rate Relief		AEP Credit	TCC Transition Funding		Protected Cell of EIS	Transource Energy
	(in millions)
ASSETS
Current Assets	$68.0	$97.4	$32.7		$18.1		$979.9	$238.5		$149.0	$2.4
Net Property, Plant and Equipment	145.5	158.1	—		—		—	—		—	98.0
Other Noncurrent Assets	51.1	79.7	207.3	(a)	354.4	(b)	0.5	1,641.5	(c)	1.9	3.7
Total Assets	$264.6	$335.2	$240.0		$372.5		$980.4	$1,880.0		$150.9	$104.1

LIABILITIES AND EQUITY
Current Liabilities	$36.3	$86.0	$47.1		$26.8		$894.5	$321.5		$44.3	$20.8
Noncurrent Liabilities	227.9	249.2	191.6		343.8		0.3	1,540.4		61.4	54.7
Equity	0.4	—	1.3		1.9		85.6	18.1		45.2	28.6
Total Liabilities and Equity	$264.6	$335.2	$240.0		$372.5		$980.4	$1,880.0		$150.9	$104.1

(a)	Includes an intercompany item eliminated in consolidation of $97 million.

(b)	Includes an intercompany item eliminated in consolidation of $4 million.

(c)	Includes an intercompany item eliminated in consolidation of $75 million.

Public Service Co Of Oklahoma [Member] | Billings from AEP Service Corporation [Member]
Billings from Significant Variable Interest

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$227.5	$216.5	$174.4
I&M	139.5	133.2	119.3
OPCo	177.8	169.0	255.5
PSO	107.3	101.4	86.0
SWEPCo	141.4	140.3	125.4

Public Service Co Of Oklahoma [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Carrying Amount and Classification of Variable Interest in Accounts Payable [Text Block]

	December 31,
	2015		2014
Company	As Reported on the Balance Sheet	Maximum Exposure	As Reported on the Balance Sheet	Maximum Exposure
	(in millions)
APCo	$25.8	$25.8	$30.7	$30.7
I&M	16.6	16.6	22.5	22.5
OPCo	23.3	23.3	24.7	24.7
PSO	12.6	12.6	15.3	15.3
SWEPCo	16.4	16.4	20.8	20.8

Southwestern Electric Power Co [Member] | Billings from AEP Service Corporation [Member]
Billings from Significant Variable Interest

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$227.5	$216.5	$174.4
I&M	139.5	133.2	119.3
OPCo	177.8	169.0	255.5
PSO	107.3	101.4	86.0
SWEPCo	141.4	140.3	125.4

Southwestern Electric Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Carrying Amount and Classification of Variable Interest in Accounts Payable [Text Block]

	December 31,
	2015		2014
Company	As Reported on the Balance Sheet	Maximum Exposure	As Reported on the Balance Sheet	Maximum Exposure
	(in millions)
APCo	$25.8	$25.8	$30.7	$30.7
I&M	16.6	16.6	22.5	22.5
OPCo	23.3	23.3	24.7	24.7
PSO	12.6	12.6	15.3	15.3
SWEPCo	16.4	16.4	20.8	20.8

Southwestern Electric Power Co [Member] | Sabine Mining Co [Member]
Consolidated Assets And Liabilities Of Variable Interest Entities [Table Text Block]

AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
December 31, 2015

	Registrant Subsidiaries						Other Consolidated VIEs
	SWEPCo Sabine	I&M DCC Fuel	OPCo Ohio Phase-in- Recovery Funding		APCo Appalachian Consumer Rate Relief Funding		AEP Credit	TCC Transition Funding		Protected Cell of EIS	Transource Energy
	(in millions)
ASSETS
Current Assets	$61.7	$91.1	$31.2		$18.5		$925.7	$234.1		$165.3	$10.8
Net Property, Plant and Equipment	147.0	159.9	—		—		—	—		—	227.2
Other Noncurrent Assets	61.8	84.6	162.0	(a)	332.0	(b)	6.4	1,365.7	(c)	1.9	5.5
Total Assets	$270.5	$335.6	$193.2		$350.5		$932.1	$1,599.8		$167.2	$243.5

LIABILITIES AND EQUITY
Current Liabilities	$47.7	$84.8	$47.3		$27.1		$855.1	$291.7		$41.8	$36.6
Noncurrent Liabilities	222.3	250.8	144.6		321.5		0.3	1,290.0		83.9	113.0
Equity	0.5	—	1.3		1.9		76.7	18.1		41.5	93.9
Total Liabilities and Equity	$270.5	$335.6	$193.2		$350.5		$932.1	$1,599.8		$167.2	$243.5

(a)	Includes an intercompany item eliminated in consolidation of $76 million.

(b)	Includes an intercompany item eliminated in consolidation of $4 million.

(c)	Includes an intercompany item eliminated in consolidation of $68 million.

AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
December 31, 2014

	Registrant Subsidiaries						Other Consolidated VIEs
	SWEPCo Sabine	I&M DCC Fuel	OPCo Ohio Phase-in- Recovery Funding		APCo Appalachian Consumer Rate Relief		AEP Credit	TCC Transition Funding		Protected Cell of EIS	Transource Energy
	(in millions)
ASSETS
Current Assets	$68.0	$97.4	$32.7		$18.1		$979.9	$238.5		$149.0	$2.4
Net Property, Plant and Equipment	145.5	158.1	—		—		—	—		—	98.0
Other Noncurrent Assets	51.1	79.7	207.3	(a)	354.4	(b)	0.5	1,641.5	(c)	1.9	3.7
Total Assets	$264.6	$335.2	$240.0		$372.5		$980.4	$1,880.0		$150.9	$104.1

LIABILITIES AND EQUITY
Current Liabilities	$36.3	$86.0	$47.1		$26.8		$894.5	$321.5		$44.3	$20.8
Noncurrent Liabilities	227.9	249.2	191.6		343.8		0.3	1,540.4		61.4	54.7
Equity	0.4	—	1.3		1.9		85.6	18.1		45.2	28.6
Total Liabilities and Equity	$264.6	$335.2	$240.0		$372.5		$980.4	$1,880.0		$150.9	$104.1

(a)	Includes an intercompany item eliminated in consolidation of $97 million.

(b)	Includes an intercompany item eliminated in consolidation of $4 million.

(c)	Includes an intercompany item eliminated in consolidation of $75 million.

Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member]
Companys Investment In Joint Venture

	December 31,
	2015		2014
	As Reported on the Balance Sheet	Maximum Exposure	As Reported on the Balance Sheet	Maximum Exposure
	(in millions)
Capital Contribution from SWEPCo	$7.6	$7.6	$7.6	$7.6
Retained Earnings	7.7	7.7	3.8	3.8
Advance Due to Parent	—	—	56.0	56.0
SWEPCo’s Guarantee of Debt	—	82.9	—	48.3
Total Investment in DHLC	$15.3	$98.2	$67.4	$115.7

PATH West Virginia Transmission Co, LLC [Member]
Companys Investment In Joint Venture

	December 31,
	2015		2014
	As Reported on the Balance Sheet	Maximum Exposure	As Reported on the Balance Sheet	Maximum Exposure
	(in millions)
Capital Contribution from Parent	$18.8	$18.8	$18.8	$18.8
Retained Earnings	2.2	2.2	2.2	2.2
Total Investment in PATH-WV	$21.0	$21.0	$21.0	$21.0